Segment Reporting - Summary of Segment Reporting (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 INR (₨)
Revenues:
Revenues	$ 36,491.3	₨ 2,765,766.9	₨ 2,481,631.4	₨ 2,594,251.2
Earnings Before Other Income, Interest and Tax	(394.3)	(29,886.1)	(94,589.3)	(34,375.5)
Finance costs pertaining to borrowings sourced by vehicle financing segment			(28,514.5)	(30,793.1)
Segment results	(753.0)	(57,075.4)	(123,103.8)	(65,168.6)
Share of profit/(loss) of equity accounted investees	(9.8)	(740.6)	(3,789.6)	(10,000.0)
Reconciliation to net income/(loss):
Assets written off/loss on sale of assets and others (net)	7.3	555.4	(3,094.6)	(3,131.9)
Other income /(loss) (net)	629.6	47,720.8	42,368.1	16,009.4
Foreign exchange gain/(loss) (net)	(10.6)	(805.8)	18,293.3	(16,985.4)
Interest income	82.5	6,252.1	4,925.3	11,696.9
Interest expense (net) (excluding pertaining to borrowings sourced by vehicle financing segment)	(872.2)	(66,073.8)	(52,326.0)	(41,760.0)
Income tax expense	(556.8)	(42,204.9)	(25,410.7)	(3,644.5)
Net income/(loss)	(1,483.0)	(112,372.2)	(142,138.0)	(112,984.1)
Depreciation and amortization	3,157.5	239,317.1	229,638.1	207,632.1
Capital expenditure	1,918.3	145,395.8	178,198.7	302,944.8
Segment assets	33,247.4		2,567,384.0	2,597,058.6	₨ 2,519,904.0
Assets classified as held for sale	65.4		2,208.0	1,944.3	4,957.0
Investment in equity accounted investees	573.9		42,007.9	44,188.9	43,493.9
Reconciliation to total assets:
Investments	3,302.5		204,194.8	118,895.8	250,301.4
Current and non-currentincome tax assets	192.2		18,686.1	12,962.9	14,566.3
Deferred income taxes	510.7		45,203.5	54,578.6	38,708.7
Other unallocated financial assets	4,639.8		463,110.0	311,173.0	351,671.4
Total assets	42,531.9		3,342,794.4	3,140,802.1	3,223,602.7
Segment liabilities	16,654.1		1,377,463.9	1,236,860.8	1,262,257.7
Reconciliation to total liabilities:
Borrowings	18,427.5		1,358,937.1	1,187,997.1	1,396,662.2
Current income tax liabilities	165.4		10,864.4	10,415.8	12,538.5
Deferred income taxes	205.6		15,558.9	19,418.7	15,584.4
Other unallocated financial liabilities	1,266.6		60,834.3	88,075.0	95,995.3
Total liabilities	36,719.2		2,823,658.6	2,542,767.4	2,783,038.1
External [Member]
Revenues:
Revenues	36,491.3	2,765,766.9	2,481,631.4	2,594,251.2
Others [Member]
Revenues:
Revenues		38,040.8	26,076.2	30,375.9
Earnings Before Other Income, Interest and Tax		6,146.4	2,943.4	3,338.9
Segment results		6,146.4	2,943.4	3,338.9
Share of profit/(loss) of equity accounted investees		90.7	250.4
Reconciliation to net income/(loss):
Depreciation and amortization		12.8	966.2	1,039.7
Capital expenditure		446.7	(391.6)	(728.3)
Segment assets			24,775.8	24,402.1	34,650.0
Investment in equity accounted investees			5,911.2	5,655.7	6,021.5
Reconciliation to total assets:
Segment liabilities			15,084.6	7,879.3	20,201.5
Others [Member] | External [Member]
Revenues:
Revenues		26,689.0	16,088.9	17,668.6
Others [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues		11,351.8	9,987.3	12,707.3
Inter-segment Eliminations [Member]
Revenues:
Revenues		(11,351.8)	(9,987.3)	(12,707.3)
Earnings Before Other Income, Interest and Tax		537.5	667.0	(554.3)
Segment results		537.5	667.0	(554.3)
Reconciliation to net income/(loss):
Depreciation and amortization			(1,261.1)	(694.5)
Segment assets			(12,698.9)	(13,946.9)	(11,294.3)
Reconciliation to total assets:
Segment liabilities			(2,714.7)	(3,309.8)	(2,697.8)
Inter-segment Eliminations [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues		(11,351.8)	(9,987.3)	(12,707.3)
Automotive and related activity [Member]
Revenues:
Revenues		2,739,077.9	2,465,542.5	2,576,582.6
Earnings Before Other Income, Interest and Tax		(36,570.0)	(98,199.7)	(37,160.1)
Finance costs pertaining to borrowings sourced by vehicle financing segment	$ (358.7)	(27,189.3)	(28,514.5)	(30,793.1)
Segment results		(63,759.3)	(126,714.2)	(67,953.2)
Share of profit/(loss) of equity accounted investees		(831.3)	(4,040.0)	(10,000.0)
Reconciliation to net income/(loss):
Depreciation and amortization		239,304.3	229,933.0	207,286.9
Capital expenditure		144,949.1	178,590.3	303,673.1
Segment assets			2,555,307.1	2,586,603.4	2,496,548.3
Assets classified as held for sale			2,208.0	1,944.3	4,957.0
Investment in equity accounted investees			36,096.7	38,533.2	37,472.4
Reconciliation to total assets:
Segment liabilities			1,365,094.0	1,232,291.3	1,244,754.0
Automotive and related activity [Member] | External [Member]
Revenues:
Revenues		2,739,077.9	2,465,542.5	2,576,582.6
Automotive and related activity [Member] | Tata and other brand vehicles [Member]
Revenues:
Revenues		835,727.7	494,999.9	466,006.6
Earnings Before Other Income, Interest and Tax		(18,109.7)	(21,120.4)	(56,269.9)
Segment results		(18,109.7)	(21,120.4)	(56,269.9)
Share of profit/(loss) of equity accounted investees		1,224.4	(406.8)	337.0
Reconciliation to net income/(loss):
Depreciation and amortization		40,669.7	38,012.5	34,330.1
Capital expenditure		26,195.4	21,031.4	48,806.6
Segment assets			404,541.8	415,858.7	421,559.1
Assets classified as held for sale			2,208.0	1,944.3	399.3
Investment in equity accounted investees			4,271.4	4,689.6	5,542.5
Reconciliation to total assets:
Segment liabilities			250,823.9	193,722.0	322,161.9
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Unallocable [Member]
Revenues:
Revenues		2,258.6	156.3
Earnings Before Other Income, Interest and Tax		(1,374.6)	(4,042.2)	(3,794.0)
Segment results		(1,374.6)	(4,042.2)	(3,794.0)
Share of profit/(loss) of equity accounted investees		1,224.4	(406.8)	337.0
Reconciliation to net income/(loss):
Depreciation and amortization		1,499.3	1,574.9	1,630.5
Capital expenditure		10.0	(792.6)	4,263.9
Segment assets			19,413.9	34,693.7	6,289.8
Assets classified as held for sale			2,208.0	1,944.3	64.8
Investment in equity accounted investees			4,271.4	4,689.6	5,542.5
Reconciliation to total assets:
Segment liabilities			11,061.6	14,568.4	2,095.5
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Commercial Vehicle [Member]
Revenues:
Revenues		519,017.3	329,655.3	362,125.1
Earnings Before Other Income, Interest and Tax		(3,560.7)	(6,058.8)	(7,642.8)
Segment results		(3,560.7)	(6,058.8)	(7,642.8)
Reconciliation to net income/(loss):
Depreciation and amortization		16,863.5	16,462.1	15,971.5
Capital expenditure		19,945.9	11,805.6	23,283.3
Segment assets			239,776.8	228,208.5	272,906.4
Reconciliation to total assets:
Segment liabilities			179,652.4	129,613.0	210,850.4
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Passenger Vehicle [Member]
Revenues:
Revenues		314,451.8	165,188.4	103,881.5
Earnings Before Other Income, Interest and Tax		(13,174.4)	(11,019.4)	(44,833.1)
Segment results		(13,174.4)	(11,019.4)	(44,833.1)
Reconciliation to net income/(loss):
Depreciation and amortization		22,306.9	19,975.5	16,728.1
Capital expenditure		6,239.5	10,018.4	21,259.4
Segment assets			145,351.1	152,956.5	142,362.9
Assets classified as held for sale					334.5
Reconciliation to total assets:
Segment liabilities			60,109.9	49,540.6	109,216.0
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member]
Revenues:
Revenues		832,538.2	497,123.9	466,006.6
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member] | Unallocable [Member]
Revenues:
Revenues		2,258.6	156.3
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member] | Commercial Vehicle [Member]
Revenues:
Revenues		521,107.8	331,779.3	362,125.1
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member] | Passenger Vehicle [Member]
Revenues:
Revenues		309,171.8	165,188.4	103,881.5
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues		3,189.5	(2,124.0)
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Inter-segment/intra-segment [Member] | Commercial Vehicle [Member]
Revenues:
Revenues		(2,090.5)	(2,124.0)
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Inter-segment/intra-segment [Member] | Passenger Vehicle [Member]
Revenues:
Revenues		5,280.0
Automotive and related activity [Member] | Vehicle Financing [Member]
Revenues:
Revenues		44,203.9	43,926.0	40,255.1
Earnings Before Other Income, Interest and Tax		23,163.2	26,961.7	25,766.4
Finance costs pertaining to borrowings sourced by vehicle financing segment		(27,189.3)	(28,514.5)	(30,793.1)
Segment results		(4,026.1)	(1,552.8)	(5,026.7)
Reconciliation to net income/(loss):
Depreciation and amortization		597.0	613.6	509.5
Capital expenditure		204.3	284.4	1,095.7
Segment assets			395,655.5	335,876.4	385,446.7
Assets classified as held for sale					4,499.0
Reconciliation to total assets:
Segment liabilities			8,373.2	5,284.9	9,662.0
Automotive and related activity [Member] | Vehicle Financing [Member] | External [Member]
Revenues:
Revenues		42,113.4	41,801.9	40,255.1
Automotive and related activity [Member] | Vehicle Financing [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues		2,090.5	2,124.0
Automotive and related activity [Member] | Jaguar Land Rover vehicles [Member]
Revenues:
Revenues		1,864,426.3	1,926,616.6	2,070,320.9
Earnings Before Other Income, Interest and Tax		(41,623.5)	(104,041.0)	(6,656.6)
Segment results		(41,623.5)	(104,041.0)	(6,656.6)
Share of profit/(loss) of equity accounted investees		(2,055.7)	(3,633.2)	(10,337.0)
Reconciliation to net income/(loss):
Depreciation and amortization		198,037.6	191,306.9	172,447.3
Capital expenditure		118,549.4	157,274.5	253,770.8
Segment assets			1,755,109.8	1,834,868.3	1,689,542.5
Assets classified as held for sale					58.7
Investment in equity accounted investees			31,825.3	33,843.6	31,929.9
Reconciliation to total assets:
Segment liabilities			1,105,896.9	1,033,284.4	913,816.1
Automotive and related activity [Member] | Jaguar Land Rover vehicles [Member] | External [Member]
Revenues:
Revenues		1,864,426.3	₨ 1,926,616.6	₨ 2,070,320.9
Automotive and related activity [Member] | Intra-segment Eliminations [Member]
Revenues:
Revenues		(5,280.0)
Reconciliation to total assets:
Segment liabilities					₨ (886.0)
Automotive and related activity [Member] | Intra-segment Eliminations [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues		₨ (5,280.0)